Commitments and Contingencies - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($) $ / bbl	Dec. 31, 2017 CAD ($)	May 17, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Disclosure of Commitments and Contingent Liabilities [Line Items]
Increase of transportation commitments	$ 5,000
Outstanding letter of credit	336	$ 376
Decommissioning liabilities	875	1,029		$ 1,847
Estimated fair value of contingent payment	$ 132	$ 206
ConocoPhillips Company and Certain of its Subsidiaries [Member]
Disclosure of Commitments and Contingent Liabilities [Line Items]
Quarterly payment tenure	5 years
Average crude oil price | $ / bbl	52.00
Estimated fair value of contingent payment	$ 132		$ 361
Top of range [Member]
Disclosure of Commitments and Contingent Liabilities [Line Items]
Term of agreement	20 years